Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants [Abstract]
Warrants Disclosure [Text Block]

8. Warrants

At March 31, 2015, the following warrants were outstanding:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Remaining Term in Years
Outstanding at December 31, 2014	21,964	$4.52	1.81
Issued	630,733	$6.08	6.55
Exercised	(10,929)	$0.65
Forfeited	(3,788)	$14.45
Outstanding at March 31, 2015	637,980	$6.07	5.03

Warrants	Remaining Term	Exercise Price
7,247	.50	$5.16
630,733	6.55	$6.08

All of the warrant agreements contain a provision providing for a cashless exercise whereby, the number of warrants to be issued will be reduced by the number shares which could be purchased from the proceeds of the exercise of the respective warrant. The remaining warrants expire from 2015 through 2025.

8. Warrants

At December 31, 2014, the following warrants were outstanding:

Class of Stock	Number of Shares	Exercise Price	Common Shares upon conversion
Series C Preferred	11,901	$1.75	1,239
Series D Preferred	27,932	$1.22	2,549
Common Stock	10,929	$0.65	10,929
Common Stock	7,247	$5.16	7,247
Total common stock	58,009		21,964

The above table does not include shares issuable upon exercise of warrants issued to note holders as the number of warrants issuable is not yet determinable (see Note 6).
All of the warrant agreements contain a provision providing for a cashless exercise whereby, the number of warrants to be issued will be reduced by the number shares which could be purchased from the proceeds of the exercise of the respective warrant. The warrants to purchase the Series C preferred stock and the Series D preferred stock and to purchase 10,928 shares of common stock must be exercised prior to the closing of an IPO or such warrants will expire. The remaining warrants expire from 2015 through 2018.